Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2021	£ 16,378	£ 16,143	£ 7,060	£ 2,191	£ 26	£ 110	£ 2	£ 6,754	£ 235
Profit after tax	760	743						743	17
Other comprehensive (expense), net of tax:
- Fair value reserve (debt instruments)	(5)	(5)			(5)
- Cash flow hedges	(779)	(779)				(779)
- Pension remeasurement	300	300						300
- Own credit adjustment	20	20						20
Total comprehensive income	296	279			(5)	(779)		1,063	17
Issue of other equity instruments	750	750		750
Disposal of non-controlling interests	(235)								(235)
Repurchase of other equity instruments	(750)	(750)		(745)				(5)
Dividends on ordinary shares	(397)	(397)						(397)
Dividends on other equity instruments	(76)	(76)						(76)
Dividends on non-controlling interests	(17)								(17)
Ending balance at Jun. 30, 2022	15,949	15,949	7,060	2,196	21	(669)	2	7,339	0
Beginning balance at Dec. 31, 2022	14,711	14,711	7,060	2,196	6	(1,116)	2	6,563	0
Profit after tax	858	858						858
Other comprehensive (expense), net of tax:
- Fair value reserve (debt instruments)	(3)	(3)			(3)
- Cash flow hedges	(52)	(52)				(52)
- Pension remeasurement	(115)	(115)						(115)
- Own credit adjustment	(5)	(5)						(5)
Total comprehensive income	683	683			(3)	(52)		738	0
Dividends on ordinary shares	(414)	(414)						(414)
Dividends on other equity instruments	(67)	(67)						(67)
Ending balance at Jun. 30, 2023	£ 14,913	£ 14,913	£ 7,060	£ 2,196	£ 3	£ (1,168)	£ 2	£ 6,820	£ 0